Performance Management	Jan. 28, 2025
Oakmark Fund | Oakmark Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	Investor Class Shares Total Returns for Years Ended December 31 (%)
Bar Chart [Table]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 24.2%, during the quarter ended December 31, 2020
• Lowest quarterly return: -30.4%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 24.2%, during the quarter ended December 31, 2020
• Lowest quarterly return: -30.4%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	24.20%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(30.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Oakmark Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	16.02%	14.79%	11.77%
Return after taxes on distributions	15.72%	14.51%	11.02%
Return after taxes on distributions and sale of Fund shares	9.71%	11.86%	9.50%
Advisor Class
Return before taxes	16.24%	15.00%	None
Institutional Class
Return before taxes	16.28%	15.05%	None
R6 Class
Return before taxes	16.33%	None	None
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	25.02%	14.53%	13.10%
Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)	14.37%	8.68%	8.49%

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark Select Fund | Oakmark Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	Investor Class Shares Total Returns for Years Ended December 31 (%)
Bar Chart [Table]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 26.6%, during the quarter ended December 31, 2020
• Lowest quarterly return: -32.5%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 26.6%, during the quarter ended December 31, 2020
• Lowest quarterly return: -32.5%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	26.60%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(32.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Select Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	14.15%	13.37%	8.74%
Return after taxes on distributions	14.07%	13.29%	8.32%
Return after taxes on distributions and sale of Fund shares	8.44%	10.72%	7.00%
Advisor Class
Return before taxes	14.29%	13.51%	None
Institutional Class
Return before taxes	14.44%	13.61%	None
R6 Class
Return before taxes	14.47%	None	None
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	25.02%	14.53%	13.10%
Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)	14.37%	8.68%	8.49%

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflectthe deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark Global Fund | Oakmark Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The index, which is described in "Descriptions of Indices" in the prospectus, has characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	Investor Class Shares Total Returns for Years Ended December 31 (%)
Bar Chart [Table]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 29.5%, during the quarter ended December 31, 2020
• Lowest quarterly return: -34.9%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 29.5%, during the quarter ended December 31, 2020
• Lowest quarterly return: -34.9%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	29.50%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(34.90%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Global Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	2.53%	5.30%	5.63%
Return after taxes on distributions	2.36%	4.60%	4.63%
Return after taxes on distributions and sale of Fund shares	1.81%	4.17%	4.37%
Advisor Class
Return before taxes	2.73%	5.49%	None
Institutional Class
Return before taxes	2.78%	5.52%	None
R6 Class
Return before taxes	2.81%	None	None
MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)	18.67%	11.17%	9.95%

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark Global Select Fund | Oakmark Global Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The index, which is described in "Descriptions of Indices" in the prospectus, has characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance.
Bar Chart [Heading]	Investor Class Shares Total Returns for Years Ended December 31 (%)
Bar Chart [Table]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 24.4%, during the quarter ended December 31, 2020
• Lowest quarterly return: -30.7%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 24.4%, during the quarter ended December 31, 2020
• Lowest quarterly return: -30.7%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	24.40%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(30.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Oakmark Global Select Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	4.68%	6.06%	6.42%
Return after taxes on distributions	4.40%	5.45%	5.71%
Return after taxes on distributions and sale of Fund shares	2.98%	4.70%	5.07%
Advisor Class
Return before taxes	4.86%	6.23%	None
Institutional Class
Return before taxes	4.94%	6.30%	None
R6 Class
Return before taxes	5.00%	None	None
MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)	18.67%	11.17%	9.95%

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark International Fund | Oakmark International Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operation on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	Investor Class Shares Total Returns for Years Ended December 31 (%)
Bar Chart [Table]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 31.5%, during the quarter ended December 31, 2020
• Lowest quarterly return: -38.1%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 31.5%, during the quarter ended December 31, 2020
• Lowest quarterly return: -38.1%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	31.50%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(38.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
International Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	-4.60%	1.81%	3.43%
Return after taxes on distributions	-5.03%	1.47%	2.92%
Return after taxes on distributions and sale of Fund shares	-2.22%	1.46%	2.76%
Advisor Class
Return before taxes	-4.37%	2.05%	None
Institutional Class
Return before taxes	-4.45%	1.97%	None
R6 Class
Return before taxes	-4.30%	None	None
MSCI World ex U.S. Index Global (Net) (does not reflect the deduction of fees, expenses or taxes)	4.70%	5.10%	5.26%
MSCI EAFE Index (Net) (does not reflect the deduction of fees, expenses or taxes)	3.82%	4.73%	5.20%

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of

Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	Investor Class Shares Total Returns for Years Ended December 31 (%)
Bar Chart [Table]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 27.8%, during the quarter ended December 31, 2022
• Lowest quarterly return: -38.3%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 27.8%, during the quarter ended December 31, 2022
• Lowest quarterly return: -38.3%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	27.80%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(38.30%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from foreign tax credits or any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
International Small Cap Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	-2.93%	4.42%	5.36%
Return after taxes on distributions	-4.09%	3.83%	4.65%
Return after taxes on distributions and sale of Fund shares	-0.53%	3.47%	4.25%
Advisor Class
Return before taxes	-2.81%	4.57%	None
Institutional Class
Return before taxes	-2.73%	4.66%	None
R6 Class
Return before taxes	-2.69%	None	None
MSCI World ex U.S. Index (Net) (does not reflect the deduction of fees, expenses or taxes)*	4.70%	5.10%	5.26%
MSCI World ex U.S. Small Cap Index (Net) (does not reflect the deduction of fees, expenses or taxes)	2.76%	2.87%	5.49%

* The Fund began comparing its performance to the MSCI World ex U.S. Index rather than the MSCI World ex U.S. Small Cap Index in order to satisfy a change in regulatory requirements. The MSCI World ex U.S. Small Cap Index will be maintained as a secondary index, as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the MSCI World ex U.S. Index.

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from foreign tax credits or any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Table]
Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 16.1%, during the quarter ended December 31, 2020
• Lowest quarterly return: -22.0%, during the quarter ended March 31, 2020

Bar Chart Closing [Text Block]
Since 2014, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 16.1%, during the quarter ended December 31, 2020
• Lowest quarterly return: -22.0%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	16.10%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(22.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Equity and Income Fund	1 Year	5 Years	10 Years
Investor Class
Return before taxes	8.72%	7.98%	6.88%
Return after taxes on distributions	7.97%	6.94%	5.45%
Return after taxes on distributions and sale of Fund shares	5.32%	6.05%	5.14%
Advisor Class
Return before taxes	8.99%	8.21%	None
Institutional Class
Return before taxes	8.99%	8.24%	None
R6 Class
Return before taxes	9.00%	None	None
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Fund (does not reflect the deduction of fees, expenses or taxes)	1.25%	-0.33%	1.35%
60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)	15.01%	8.71%	8.58%

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)
Oakmark Bond Fund | Oakmark Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Institutional Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of a broad measure of market performance. The index, which is described in "Descriptions of Indices" in the prospectus, has characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on June 10, 2020, the R6 Class commenced operations on December 15, 2020 and the Investor Class commenced operations on January 28, 2022. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Institutional Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Bar Chart [Heading]	Institutional Class Shares Total Returns for Years Ended December 31 (%)
Bar Chart [Table]
Since 2020, the highest and lowest quarterly returns for the Fund's Institutional Class Shares were:
• Highest quarterly return: 7.1%, during the quarter ended December 31, 2023
• Lowest quarterly return: -5.7%, during the quarter ended June 30, 2022

Bar Chart Closing [Text Block]
Since 2020, the highest and lowest quarterly returns for the Fund's Institutional Class Shares were:
• Highest quarterly return: 7.1%, during the quarter ended December 31, 2023
• Lowest quarterly return: -5.7%, during the quarter ended June 30, 2022

Highest Quarterly Return, Label [Optional Text]	Highest quarterly return:
Highest Quarterly Return	7.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return:
Lowest Quarterly Return	(5.70%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Bond Fund	1 Year	5 Years	10 Years
Institutional Class
Return before taxes	3.54%	None	None
Return after taxes on distributions	1.52%	None	None
Return after taxes on distributions and sale of Fund shares	2.08%	None	None
Advisor Class
Return before taxes	3.40%	None	None
R6 Class
Return before taxes	3.64%	None	None
Investor Class
Return before taxes	3.21%	None	None
Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)	1.25%	None	None

Average Annual Return, Caption [Optional Text]	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Class Shares. After-tax returns for Advisor Class Shares, and R6 Class Shares will vary from returns shown for Institutional Class Shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Institutional Class Shares. After-tax returns for Advisor Class Shares, and R6 Class Shares will vary from returns shown for Institutional Class Shares.

Performance Availability Website Address [Text]	Oakmark.com
Performance Availability Phone [Text]	1-800-OAKMARK (625-6275)